Interbank Loans - Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks (Detail) - IFRS9 [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	$ (880,117)	$ (768,120)
Changes in the allowances
Ending balance	(1,041,873)	(880,117)
Foreign Banks [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(239)	(463)
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	(10)	(316)
Financial assets that have been derecognised	218	574
Changes in models/risk parameters	0	0
Foreign exchange and other movements	21	(34)
Ending balance	(10)	(239)
Foreign Banks [member] | Stage 1 12-Month ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(239)	(463)
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	(10)	(316)
Financial assets that have been derecognised	218	574
Changes in models/risk parameters	0	0
Foreign exchange and other movements	21	(34)
Ending balance	(10)	(239)
Foreign Banks [member] | Stage 2 Lifetime ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	0	0
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Foreign Banks [member] | Stage 3 Lifetime ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	0	0
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	$ 0	$ 0